Other Noncurrent Assets (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Other noncurrent assets
Funded employee benefit costs	$ 137,515	$ 131,274
Deferred costs	94,546	109,698
Long term accounts receivable - unbilled	32,657	43,018
Prepaid expense	31,894	6,523
Other	45,913	31,438
Other noncurrent assets	$ 342,525	$ 321,951